Property and equipment (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 102,876	$ 34,828
Research and Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	$ 1,062,496